Note 6 - Short-Term Investments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Available-for-sale Securities, Gross Realized Gains	$ 1,000	$ 1,000	$ 2,000
Available-for-sale Securities, Gross Realized Losses	$ 0	$ 0	$ 0